Accounting Policies, by Policy (Policies)	12 Months Ended
Nov. 30, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), and Vasogen Corp. These consolidated financial statements also include the results of Vasogen Ireland Ltd. up to June 27, 2012, the date of its dissolution.

All inter-company accounts and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of estimated useful lives of property and equipment; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; the fair value of stock options and the determination of performance criteria for expensing stock-based payments; the fair value of warrants; the fair value of conversion option embedded derivative; evaluation of income tax positions; the determination of valuation allowances; the determination of investment tax credits; deferred revenue; forecasting future cash flows for assessing whether there are any impairments of long-lived assets; and the going concern assumption.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three months or less to be cash equivalents. Cash equivalent balances consist of bankers’ acceptances and bank accounts with variable, market rates of interest.

The financial risks associated with these instruments are minimal and the Company has not experienced any losses from investments in these securities. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.

Receivables, Policy [Policy Text Block]
Accounts receivable
The Company reviews its sales and accounts receivable aging and determines whether an allowance for doubtful accounts is required.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

Regulatory Income Taxes, Policy [Policy Text Block]
Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts submitted by management based on research and development costs incurred during the year up to November 30, 2013. Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital leases are pledged as collateral for the related lease obligation. Repairs and maintenance expenditures are charged to operations; major betterments and replacements are capitalized. Depreciation bases and rates are as follows:

Assets	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease

Leasehold improvements and assets acquired under capital leases are depreciated over the term of their useful lives or the lease period, whichever is shorter. The charge to operations resulting from depreciation of assets acquired under capital leases is included with depreciation expense.

Property, Plant and Equipment, Impairment [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on internal or external appraisals.

Warrants [Policy Text Block]
Warrants

The Company issued warrants as described in Notes 10 and 14.  The warrants are presented as a liability because they do not meet the criteria of Accounting Standard Codification (“ASC”) topic 480 for equity classification. Subsequent changes in the fair value of the warrants are recorded in the consolidated statements of operations and comprehensive loss.

Convertible Debt [Policy Text Block]
Convertible debenture

The Company issued a convertible debenture as described in Note 7.  The conversion option is bifurcated from its host contract and the fair value of the conversion option is characterized as an embedded derivative upon issuance as it meets the criteria of ASC Topic ASC815-15-25-1 Embedded Derivatives. Subsequent changes in the fair value of the embedded derivative are recorded in the consolidated statements of operations and comprehensive loss. The proceeds received from the Debenture less the initial amount allocated to the embedded derivative are allocated to the liability and are accreted over the life of the Debenture using the imputed rate of interest.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company accounts for revenue in accordance with the provision of ASC topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products and other incidental services. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition.

A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes license revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Licensing revenue is recognized as earned in accordance with the contract terms when the amounts can be reasonably estimated and collectability is reasonably assured.

The Company has a License and Commercialization Agreement with Par. Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. License revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments.  License revenue payments received by the Company from Par under this agreement are not subject to deductions for chargebacks, rebates, product returns, and other pricing adjustments.  Based on this arrangement and the guidance per ASC topic 605, the Company records license revenue as earned in the consolidated statements of operations and comprehensive loss.

Milestones

In connection with the License and Commercialization Agreement with Par, if the Company’s product is the only generic in the market or if there is only one generic competitor, a milestone payment is earned.  Revenue is recognized when the milestones are achieved. The milestone method recognizes revenue on substantive milestone payments in the period the milestone is achieved. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is commensurate with either the vendor’s performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (ii) the milestone relates solely to past performance; and (iii) the milestone is reasonable relative to all of the deliverables and payment terms within the arrangement. Nonsubstantive milestone payments that might be paid to the Company based on the passage of time or as a result of a partner’s performance are allocated to the units of accounting within the arrangement; they are recognized as revenue in a manner similar to those units of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

Other incidental services

Incidental services which we may provide from time to time include, consulting advice provided to other organizations regarding FDA standards. Revenue is earned and realized when all of the following conditions are met:  (i) there is persuasive evidence of an arrangement; (ii) service has been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 15.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

Share Issue Costs [Policy Text Block]
Share issue costs

Share issue costs are recorded as a reduction of the proceeds from the issuance of capital stock. Share issue costs incurred in respect of issuing common shares in the at-the-market offering facility have been deferred and are recorded as deferred offering costs in 2013.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Translation of foreign currencies

The consolidated financial statements of the Company are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the consolidated financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the consolidated statements of operations and comprehensive loss.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The Company has a stock-based compensation plan which authorizes the granting of various equity-based incentives including stock options and restricted share units (“RSU”s). The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the expected life of the option. The provisions of the Company's stock-based compensation plans do not require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity.

Stock-based compensation expense recognized during the period is based on the value of stock-based payment awards that are ultimately expected to vest. The Company estimates forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The stock-based compensation expense is recorded in the consolidated statements of operations and comprehensive loss under research and development expense and under selling, general and administration expense. Note 11 provides supplemental disclosure of the Company's stock options.

Deferred Share Units [Policy Text Block]
Deferred Share Units

Deferred Share Units (“DSU”s) are valued based on the trading price of the Company’s common shares on the Toronto Stock Exchange.  The Company records the value of the DSU’s owing to non-management board members in the consolidated statement of deficiency.

Earnings Per Share, Policy [Policy Text Block]
Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options and warrants to purchase 7,034,647, 7,830,059 and 7,876,229 common shares of the Company during fiscal 2013, 2012, and 2011, respectively, were not included in the computation of diluted EPS because the Company has incurred a loss for the years ended November 30, 2013, 2012 and 2011 as the effect would be anti-dilutive.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive loss

The Company follows ASC topic 810-10. This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is net loss plus certain items that are recorded directly to shareholders' equity. Other than foreign exchange gains and losses arising from cumulative translation adjustments, the Company has no other comprehensive loss items.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurement

Under ASC topic 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic 820 establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements

In February 2013, the FASB provided amendments to Accounting Standards Update (“ASU”) No. 2013-02 “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company adopted the amendments on March 1, 2013. The adoption did not have an impact on the Company’s financial position, results of operations or cash flow.

Future Accounting Pronouncements [Policy Text Block]
Future Accounting pronouncements

In March 2013, the FASB provided amendments to ASU No. 2013-05 “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (a consensus of the FASB Emerging Issues Task Force)”. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. The Company does not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flow.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for an net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose. The ASU does not require new recurring disclosures. It is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption and retrospective application are permitted.  The Company does not expect the adoption of the amendments to have a material impact on the Company’s financial position, results of operations or cash flow.